INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventories

	As of December 31,
	2021	2022
	RMB	RMB
Finished goods	422,627	309,239
Raw materials	153,724	193,052
Inventories	576,351	502,291